Document and Entity Information	Nov. 16, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity Registrant Name	Pioneer Bancorp, Inc./MD
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38991
Entity Tax Identification Number	83-4274253
Entity Address, Address Line One	652 ALBANY-SHAKER ROAD
Entity Address, City or Town	ALBANY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12211
City Area Code	518
Local Phone Number	730-3999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001769663
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	PBFS
Security Exchange Name	NASDAQ